Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	25-0776600
Plan number	002
Total assets held at end of year	$ 144,188,868
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total assets held at end of year	$ 123,475,784
Investment, Identifier [Axis]: American Funds 2010 Trgt Dt Ret R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	26
Total assets held at end of year	$ 310
Investment, Identifier [Axis]: American Funds 2015 Trgt Dt Ret R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	10,638
Total assets held at end of year	$ 137,023
Investment, Identifier [Axis]: American Funds 2020 Trgt Dt Ret R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	53,434
Total assets held at end of year	$ 760,368
Investment, Identifier [Axis]: American Funds 2025 Trgt Dt Ret R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	94,075
Total assets held at end of year	$ 1,520,259
Investment, Identifier [Axis]: American Funds 2030 Trgt Dt Ret R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	218,052
Total assets held at end of year	$ 4,092,832
Investment, Identifier [Axis]: American Funds 2035 Trgt Dt Ret R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	230,298
Total assets held at end of year	$ 4,836,253
Investment, Identifier [Axis]: American Funds 2040 Trgt Dt Ret R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	159,677
Total assets held at end of year	$ 3,694,926
Investment, Identifier [Axis]: American Funds 2045 Trgt Dt Ret R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	171,694
Total assets held at end of year	$ 4,132,674
Investment, Identifier [Axis]: American Funds 2050 Trgt Dt Ret R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	152,932
Total assets held at end of year	$ 3,630,585
Investment, Identifier [Axis]: American Funds 2055 Trgt Dt Ret R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	47,801
Total assets held at end of year	$ 1,440,717
Investment, Identifier [Axis]: American Funds 2060 Trgt Dt Ret R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	51,026
Total assets held at end of year	$ 1,047,058
Investment, Identifier [Axis]: American Funds 2065 Trgt Dt Ret R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	31,041
Total assets held at end of year	$ 626,415
Investment, Identifier [Axis]: American Funds 2070 Trgt Dt Ret R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	8,368
Total assets held at end of year	$ 108,029
Investment, Identifier [Axis]: American Funds Fundamental Investors Fund R5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	135,835
Total assets held at end of year	$ 12,487,281
Investment, Identifier [Axis]: Brandes Emerging Markets Value Fund I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	44,055
Total assets held at end of year	$ 1,281,108
Investment, Identifier [Axis]: Dodge & Cox Income X
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	93,536
Total assets held at end of year	$ 1,202,876
Investment, Identifier [Axis]: Dodge & Cox Stock X
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	80,664
Total assets held at end of year	$ 1,338,209
Investment, Identifier [Axis]: Dodge & Cox Balanced Fund X
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	2,089,045
Total assets held at end of year	$ 28,202,106
Investment, Identifier [Axis]: Emerald Growth Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	11,364
Total assets held at end of year	$ 341,947
Investment, Identifier [Axis]: Federated Short-Intermediate Total Ret Bond Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	58,041
Total assets held at end of year	$ 593,182
Investment, Identifier [Axis]: Fidelity 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	96,529
Total assets held at end of year	$ 22,946,980
Investment, Identifier [Axis]: Fidelity International Index
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	83,118
Total assets held at end of year	$ 5,053,602
Investment, Identifier [Axis]: Fidelity Mid Cap Index
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	374,155
Total assets held at end of year	$ 13,817,527
Investment, Identifier [Axis]: Merger I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	11,885
Total assets held at end of year	$ 1,027,346
Investment, Identifier [Axis]: Neuberger Berman International Equity R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	80,762
Total assets held at end of year	$ 5,423,998
Investment, Identifier [Axis]: PIMCO Total Return Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	421,235
Total assets held at end of year	$ 3,732,173
Investment, Identifier [Axis]: S&T Bancorp, Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	354,390
Total assets held at end of year	$ 13,945,243
Investment, Identifier [Axis]: Vanguard Treasury Money Market Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Units or Shares Held | shares	6,767,841
Total assets held at end of year	$ 6,767,841